Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam U.S. Mid Cap Equity ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.6%
Interpublic Group of Cos., Inc. (The)	46,899	$1,508,741
New York Times Co. (The), Class A	18,629	998,328
News Corp., Class B	12,830	365,527
News Corp., Class A	46,745	1,289,227
Paramount Global, Class B	59,754	682,390
Roku, Inc.*	15,294	890,264
ZoomInfo Technologies, Inc.*	31,533	358,215
Total Communication Services		6,092,692

Consumer Discretionary — 15.0%
Aramark	30,403	1,041,911
Autoliv, Inc.	8,966	906,821
AutoNation, Inc.*	3,257	621,175
Brunswick Corp.	8,371	681,818
Burlington Stores, Inc.*	7,956	2,071,106
CarMax, Inc.*(a)	19,382	1,636,616
Crocs, Inc.*	7,273	977,273
Dick’s Sporting Goods, Inc.	6,948	1,503,200
Etsy, Inc.*	14,571	949,155
Five Below, Inc.*	6,671	485,249
Floor & Decor Holdings, Inc., Class A*(a)	12,871	1,261,358
Gap, Inc. (The)	24,213	568,521
Gentex Corp.	28,557	886,980
H&R Block, Inc.(a)	16,888	978,491
Hasbro, Inc.	15,686	1,011,120
Hyatt Hotels Corp., Class A	5,323	784,238
Installed Building Products, Inc.	2,901	784,285
Lear Corp.	6,938	846,713
Levi Strauss & Co., Class A	12,176	223,186
Lithia Motors, Inc.	3,309	914,376
LKQ Corp.	31,140	1,292,310
Lucid Group, Inc.*(a)	102,527	360,895
Mohawk Industries, Inc.*	6,468	1,041,801
Norwegian Cruise Line Holdings Ltd.*	51,859	955,761
Planet Fitness, Inc., Class A*	10,649	784,831
Polaris, Inc.	6,535	544,235
PVH Corp.	7,046	718,622
Ralph Lauren Corp.	4,798	842,481
RH*	1,831	531,136
Rivian Automotive, Inc., Class A*(a)	82,176	1,348,508
Tapestry, Inc.	27,873	1,117,429
Toll Brothers, Inc.	12,722	1,815,557
TopBuild Corp.*	3,886	1,859,606
Vail Resorts, Inc.	4,674	850,715
VF Corp.	45,044	763,946
Wyndham Hotels & Resorts, Inc.	9,684	733,272
Total Consumer Discretionary		34,694,697

Consumer Staples — 3.3%
BellRing Brands, Inc.*	15,943	817,557
BJ’s Wholesale Club Holdings, Inc.*	16,249	1,429,262
Coty, Inc., Class A*	43,801	435,820
Darling Ingredients, Inc.*	19,338	768,299
Ingredion, Inc.	8,072	1,003,914
Lamb Weston Holdings, Inc.	17,642	1,058,873
Post Holdings, Inc.*	6,022	658,566
US Foods Holding Corp.*	27,982	1,521,941
Total Consumer Staples		7,694,232

Energy — 2.9%
Antero Midstream Corp.	41,462	595,394
ChampionX Corp.	23,299	798,224
HF Sinclair Corp.	18,459	950,085
New Fortress Energy, Inc.(a)	10,108	199,532
Noble Corp. PLC	14,033	662,638
NOV, Inc.	48,005	999,464
TechnipFMC PLC	53,814	1,587,513
Weatherford International PLC*	8,669	1,021,729
Total Energy		6,814,579
	Shares	Value
Common Stocks (continued)
Financials — 13.5%
Affiliated Managers Group, Inc.	3,955	$734,127
AGNC Investment Corp.	84,838	849,228
Ally Financial, Inc.	33,180	1,493,432
Annaly Capital Management, Inc.	60,214	1,198,861
Assurant, Inc.	6,367	1,113,397
Axis Capital Holdings Ltd.	9,408	712,656
Carlyle Group, Inc. (The)	26,707	1,328,406
Credit Acceptance Corp.*(a)	958	550,754
East West Bancorp, Inc.	17,159	1,508,105
Equitable Holdings, Inc.	40,333	1,758,922
First American Financial Corp.	12,184	738,107
Globe Life, Inc.	11,473	1,064,006
Jack Henry & Associates, Inc.	8,903	1,526,687
KeyCorp	114,533	1,847,417
MarketAxess Holdings, Inc.	4,561	1,019,520
Old Republic International Corp.	31,760	1,099,531
Popular, Inc.	8,673	890,110
Primerica, Inc.	4,271	1,075,310
Reinsurance Group of America, Inc.	8,073	1,819,897
RenaissanceRe Holdings Ltd.	6,378	1,479,122
Ryan Specialty Holdings, Inc.	11,902	733,044
Selective Insurance Group, Inc.	7,323	661,413
Starwood Property Trust, Inc.	36,355	725,282
Stifel Financial Corp.	12,075	1,070,690
Unum Group	23,779	1,368,006
Voya Financial, Inc.	12,753	927,526
Western Alliance Bancorp	13,222	1,063,842
WEX, Inc.*	4,826	885,330
Total Financials		31,242,728

Health Care — 11.7%
Acadia Healthcare Co., Inc.*	10,952	710,237
Bio-Techne Corp.	19,147	1,562,204
Bridgebio Pharma, Inc.*(a)	13,161	341,528
Bruker Corp.	11,042	756,487
Catalent, Inc.*	22,072	1,309,752
Cerevel Therapeutics Holdings, Inc.*	9,162	411,924
Charles River Laboratories International, Inc.*	6,237	1,522,452
DaVita, Inc.*	6,684	913,168
DENTSPLY SIRONA, Inc.	25,340	687,728
Encompass Health Corp.	12,129	1,127,269
Exact Sciences Corp.*	21,972	1,003,681
Exelixis, Inc.*	33,303	780,955
Henry Schein, Inc.*	15,959	1,148,090
Inspire Medical Systems, Inc.*	3,572	503,831
Intra-Cellular Therapies, Inc.*	10,910	858,835
Jazz Pharmaceuticals PLC*	7,446	820,922
Medpace Holdings, Inc.*	2,850	1,090,182
Neurocrine Biosciences, Inc.*	11,938	1,690,063
Option Care Health, Inc.*	21,209	629,695
Penumbra, Inc.*	4,485	749,399
QIAGEN NV*	27,930	1,242,606
Repligen Corp.*(a)	6,384	1,068,362
Sarepta Therapeutics, Inc.*	10,747	1,528,653
Teleflex, Inc.	5,763	1,273,162
United Therapeutics Corp.*	5,680	1,779,487
Vaxcyte, Inc.*	12,735	1,004,664
Viking Therapeutics, Inc.*(a)	11,345	646,665
Total Health Care		27,162,001

Industrials — 20.1%
A O Smith Corp.	14,791	1,257,827
Acuity Brands, Inc.	3,769	947,338
Advanced Drainage Systems, Inc.	8,171	1,446,594
AECOM	16,641	1,507,841
AGCO Corp.	7,659	723,163
API Group Corp.*	21,316	807,663
Atkore, Inc.	4,535	612,225
AZEK Co., Inc. (The)*	17,519	786,428

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam U.S. Mid Cap Equity ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
CH Robinson Worldwide, Inc.	14,159	$1,260,859
Chart Industries, Inc.*	5,160	831,173
Dayforce, Inc.*	18,297	1,084,646
Donaldson Co., Inc.	14,695	1,099,480
EMCOR Group, Inc.	5,769	2,165,913
Fortune Brands Innovations, Inc.	15,422	1,246,252
FTI Consulting, Inc.*	4,215	918,743
Genpact Ltd.	20,516	711,289
Graco, Inc.	20,543	1,747,182
GXO Logistics, Inc.*	14,293	800,122
ITT, Inc.	10,064	1,423,653
Knight-Swift Transportation Holdings, Inc.	19,280	1,049,410
Landstar System, Inc.	4,367	830,822
Lyft, Inc., Class A*	43,735	527,007
Masco Corp.	26,661	2,075,559
MasTec, Inc.*	7,719	849,322
MSA Safety, Inc.	4,523	853,264
NEXTracker, Inc., Class A*	14,100	692,874
nVent Electric PLC	20,249	1,470,685
Owens Corning	10,625	1,980,287
Paycom Software, Inc.	6,378	1,063,787
Paylocity Holding Corp.*	5,364	804,975
Pentair PLC	20,240	1,778,489
Regal Rexnord Corp.	8,120	1,304,722
Robert Half, Inc.	12,677	813,737
Saia, Inc.*	3,252	1,358,848
Sensata Technologies Holding PLC	18,396	717,260
Tetra Tech, Inc.	6,536	1,393,737
Timken Co. (The)	7,770	675,601
Toro Co. (The)(a)	12,720	1,217,686
TriNet Group, Inc.	3,883	404,803
Watts Water Technologies, Inc., Class A	3,310	686,891
WESCO International, Inc.	5,477	958,201
XPO, Inc.*	13,991	1,607,426
Total Industrials		46,493,784

Information Technology — 13.8%
Altair Engineering, Inc., Class A*(a)	6,799	600,760
Arrow Electronics, Inc.*	6,589	814,993
BILL Holdings, Inc.*	12,351	617,056
Cognex Corp.	20,994	1,041,722
Confluent, Inc., Class A*	27,308	683,246
DocuSign, Inc.*	24,576	1,363,476
Dolby Laboratories, Inc., Class A	7,235	569,829
Dynatrace, Inc.*	32,318	1,419,407
Elastic NV*	10,122	1,110,080
F5, Inc.*	7,187	1,463,561
Fabrinet*	4,437	978,625
Flex Ltd.*	51,408	1,652,767
Gen Digital, Inc.	76,099	1,977,813
Globant SA*	5,162	1,005,093
GoDaddy, Inc., Class A*	16,317	2,373,308
Guidewire Software, Inc.*	9,456	1,419,062
Juniper Networks, Inc.	38,820	1,463,126
Lattice Semiconductor Corp.*	16,754	887,962
Littelfuse, Inc.	2,994	799,727
Manhattan Associates, Inc.*	7,499	1,915,095
MKS Instruments, Inc.	7,611	958,225
Nutanix, Inc., Class A*	29,788	1,504,592
Onto Innovation, Inc.*	5,987	1,145,313
TD SYNNEX Corp.	9,091	1,083,374
Twilio, Inc., Class A*	22,116	1,307,719
UiPath, Inc., Class A*	47,584	579,097
Universal Display Corp.	5,375	1,196,582
Total Information Technology		31,931,610

Materials — 6.3%
Alcoa Corp.	21,654	715,448
AptarGroup, Inc.	8,001	1,175,987
Axalta Coating Systems Ltd.*	27,110	966,472
	Shares	Value
Common Stocks (continued)
Materials (continued)
Cleveland-Cliffs, Inc.*	57,263	$878,987
Commercial Metals Co.	14,136	849,574
Graphic Packaging Holding Co.	37,222	1,120,382
Mosaic Co. (The)	39,299	1,169,931
Packaging Corp. of America	10,905	2,179,582
RPM International, Inc.	15,602	1,895,019
Smurfit WestRock PLC	31,256	1,401,519
Sonoco Products Co.	11,894	641,324
Summit Materials, Inc., Class A*	14,582	609,236
United States Steel Corp.(a)	27,252	1,119,785
Total Materials		14,723,246

Real Estate — 9.8%
Agree Realty Corp.	12,143	837,503
American Homes 4 Rent, Class A	40,872	1,475,070
Brixmor Property Group, Inc.	36,614	932,559
BXP, Inc.	17,675	1,260,404
Camden Property Trust	13,232	1,465,444
CubeSmart	27,443	1,305,738
Equity LifeStyle Properties, Inc.	21,792	1,496,675
Federal Realty Investment Trust	9,028	1,007,976
First Industrial Realty Trust, Inc.	16,075	879,624
Healthcare Realty Trust, Inc.	46,462	821,913
Host Hotels & Resorts, Inc.	86,365	1,512,251
Jones Lang LaSalle, Inc.*	5,805	1,456,475
Kimco Realty Corp.	80,533	1,749,982
Omega Healthcare Investors, Inc.	30,007	1,092,255
Regency Centers Corp.	20,413	1,374,611
Rexford Industrial Realty, Inc.	26,400	1,322,904
UDR, Inc.	37,362	1,497,095
Zillow Group, Inc., Class A*	5,766	273,308
Zillow Group, Inc., Class C*	19,026	926,566
Total Real Estate		22,688,353

Utilities — 0.9%
Brookfield Renewable Corp., Class A	21,937	616,430
Essential Utilities, Inc.	33,508	1,362,100
Total Utilities		1,978,530

Total Common Stocks
(Cost $212,874,697)		231,516,452

Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)(c)	481,299	481,299
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(b)	288,637	288,637

Total Short-Term Investments
(Cost $769,936)		769,936

Total Investments — 100.2% (Cost $213,644,633)		232,286,388
Other Assets and Liabilities, Net — (0.2)%		(437,293)
Net Assets — 100%		$231,849,095

*	Non-income producing securities.

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam U.S. Mid Cap Equity ETF) (continued)

July 31, 2024 (unaudited)

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,538,067; total market value of collateral held by the Fund was $8,635,174. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $8,153,875.
(b)	Reflects the 1-day yield at July 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam U.S. Mid Cap Equity ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$231,516,452	$—	$—	$231,516,452
Short-Term Investments:
Money Market Funds	769,936	—	—	769,936
Total Investments in Securities	$232,286,388	$—	$—	$232,286,388

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.